BALANCES AND TRANSACTIONS WITH RELATED COMPANIES	12 Months Ended
Dec. 31, 2018
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES
21.	BALANCES AND TRANSACTIONS WITH RELATED COMPANIES

Technical, Financial and Operational Assistance Agreement

Pampa Energía is TGS’s technical operator, according to the approval of ENARGAS in June 2004, and subject to the terms and conditions of the Technical Assistance Agreement which provides that Pampa Energía is in charge of providing services related to the operation and maintenance of the natural gas transportation system and related facilities and equipment, to ensure that the performance of the system is in conformity with international standards and in compliance with certain environmental standards. For these services, the Company pays a monthly fee based on a percentage of the operating income of the Company. In December 2017, after having obtained the prior approval of ENARGAS, TGS and Pampa Energía renewed the Technical Assistance Agreement for a three-year term as of December 28, 2017, due on December 28, 2020.

For this service, TGS will pay Pampa Energía the higher of: (i) a fixed annual amount of U.S.$ 3.0 million or (ii) 7% of annual comprehensive profits (before financial results and income tax and after deducting also the aforementioned fixed sum) of TGS.

Commercial transactions

In the normal course of its activity, TGS celebrated with Pampa Energía and other companies related to it, agreements to transfer natural gas and its richness. The price, which is denominated in US dollars, is determined according to common market practices.

In addition, in the normal course of business, TGS carries out liquid sales, natural gas transportation services and other services with its associated companies, Pampa Energía and related companies.

Financial lease agreement with Pampa Energía

As mentioned in Note 13 to these Consolidated Financial Statements, on August 11, 2016, the Company entered into a finance lease agreement with Pampa Energía (formerly Petrobras Argentina).

Key management compensation

The accrued amounts corresponding to the compensation of the members of the Board of Directors, the Statutory Committee and the Executive Committee for the years ended December 31, 2018, 2017 and 2016 were Ps. 83,820, Ps. 85,648 and Ps. 79,094, respectively.

Acquisition of CTG

On August 8, 2017, the Company acquired the entire shareholding of CTG from Pampa Energía for Ps. 148. The purpose of this company is to carry out various activities related to electric power.

Balances and transactions with related parties

The detail of significant outstanding balances for transactions entered into by TGS and its related parties as of December 31, 2018, 2017 and 2016 is as follows:

	2018		2017
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Controlling shareholder:
CIESA	-	-	58	-
Associate which exercises joint control on the controlling shareholder:			-	-
Pampa Energía (1)	91,684	1,850,505	23,152	1,457,352
Associate which exercises significant influence on the controlling shareholder:			-	-
Link	6,482	-	768	-
EGS	-	-	-	679
TGU	-	6,001	-	4,383
Other related companies:			-	-
Refinor S.A.	-	-	-	5,218
SACDE	214,148	-	-	-
Pampa Comercializadora S.A.	7,113	-	2,779	-
Oleoductos del Valle S.A.	3,131	-	1,975	-
Central Piedra Buena S.A.	25,463	-	7,661	-
Transener S.A.	91	-	44	-
Total	348,112	1,856,506	36,437	1,467,632

(1) Accounts payable includes Ps. 1,655,409 and Ps. 1,316,061 corresponding to the financial leasing recorded as “Loans” as of December 31, 2018 and 2017, respectively.

Additionally, during 2018, the Company received from SACDE S.A. Construcciones engineering services for Ps 263,580 which are capitalized in the caption Work in progress.

The detail of significant transactions with related parties for the years ended December 31, 2018, 2017 and 2016 is as follows:

Year ended December 31, 2018:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	146	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	439,556	1,323	230,930	617,089	1,317,176	-	125,467
Associates with significant influence:
Link	-	-	8,589	-	-	-	-
Other related companies:
Petrolera Entre Lomas S.A. (1)	-	-	-	2,017	-	-	-
Oleoductos del Valle S.A.	6,149	-	8,277	-	-	-	-
Pampa Comercializadora S.A.	26,869	-	-	-	-	-	-
Central Piedra Buena S.A.	67,175	-	-	-	-	-	-
Transener S.A.	-	-	12,014	-	-	-	-
Experta ART	-	-	-	11,910	-	-	-
Total	539,749	1,323	259,810	631,016	1,317,176	146	125,467

(1) As from April 2018, Petrolera Entre Lomas S.A is no longer a related party

Year ended December 31, 2017:

Revenues				Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	154	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	44,683	93,573	116,186	227,044	577,187	-	107,731
Jointly control entity:
UT	-	-	-	-	-	2,115	-
Associates with significant influence:
Link	-	-	7,486	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	7,460	-	1,700	-	-	-	-
Refinor S.A.	-	-	-	5,350	-	-	-
Petrolera Pampa S.A.	-	-	-	40,344	-	-	-
Petrolera Entre Lomas S.A.	-	-	-	17,801	-	-	-
Pampa Comercializadora S.A.	10,775	-	-	-	-	-	-
Central Piedra Buena S.A.	13,160	-	-	-	-	-	-
Central Térmica Loma La Lata S.A.	-	-	389	-	-	-	-
Experta ART	-	-	-	11,949	-	-	-
Total	76,078	93,573	125,761	302,488	577,187	2,269	107,731

Year ended December 31, 2016:

Revenues				Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	244	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	43,034	2,317	354,464	163,345	329,826	-	50,145
Associates with significant influence:
Link	-	-	7,787	-	-	-	-
Other related companies:
Compañía Mega	3,325	176,841	35	-	-	-	-
Braskem	-	42,611	-	4,361	-	-	-
Petroleo Brasileiro	-	546,476	-	-	-	-	-
Petrolera Pampa S.A.	-	-	-	333,944	-	-	-
Oleoductos del Valle S.A.	4,715	-	-	-	-	-	-
Pampa Comercializadora S.A.	7,009	-	-	-	-	-	-
Petrouruguay	722	95	-	-	-	-	-
WEB SA	220	-	-	7,262	-	-	-
Petrolera entre Lomas S.A.	-	-	350	50,356	-	-	-
Central Piedrabuena S.A.	14,162	-	-	-	-	-	-
Experta ART	-	-	-	-	-	-	-
Total	73,187	768,340	362,636	559,268	329,826	244	50,145